Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Numerator:
Net loss attributable to Stratasys Ltd. - for the computation of basic and diluted net loss per share	$ (23,141)	$ (216,288)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	52,098	50,956
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.44)	$ (4.24)
Diluted	$ (0.44)	$ (4.24)